Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Bonuses	Total Payments
Segovia Operations [Member]
Total	$ 71,828,000	$ 12,578,000		$ 9,164,000	$ 93,570,000
Marmato Mine [Member]
Total	$ 2,974,000	$ 3,536,000	$ 1,748,000		8,258,000
Toroparu [Member]
Total			$ 179,000	$ 130,000	$ 309,000